Warrants - Fair Value of Warrant Liabilities (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Warrants
Beginning balance	$ 6,235	$ 1,749	$ 5,307	$ 5,303	$ 5,303
Change in fair value	(2,297)	(1,731)	(162)	120
Warrants assumed in the Business Combination		7,111
Settlement of 2017 Series C Warrants put option		(427)
Contingent put option			4,787
Exercised		(649)	(101)
Foreign currency translation	(19)	182	(103)	(116)
Ending balance	$ 3,919	6,235	$ 9,728	5,307	1,749	$ 5,303
Mariadb Corporation Ab
Warrants
Beginning balance		$ 1,749		$ 5,303	5,303	9,017
Change in fair value					5,712	(3,626)
Settlement of 2017 Series C Warrants put option					(7,749)
Exercised					(101)
Foreign currency translation					(1,416)	(88)
Ending balance					$ 1,749	$ 5,303